Sullivan & Worcester llp 1666 K Street, NW Washington, DC 20006	202 775 1200 sullivanlaw.com

February 1, 2021

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ETF Managers Trust (the “Trust”) File Nos. 333-182274; 811-22310

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Trust that (i) the form of prospectus and statement of additional information for ETFMG Alternative Harvest ETF that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 133 to the Trust’s Registration Statement on Form N-1A; and (ii) the text of Post-Effective Amendment No. 133 to the Trust’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on January 29, 2021.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1232.

Very truly yours,

/s/ Eric D. Simanek